Distribution Date:	06/17/2020	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	06/11/2020
Commercial Mortgage Pass-Through Certificates
Series 2014-C17

Stratification Detail

Seasoning

	# of	Ending Sched	% of Agg			Wtd Avg
Seasoning	Loans	Balance	Balance	WAC	WAM	DSCR

12 Months or Less	1	37,000,000.00	4.57	4.8000	228	1.605200
13 to 24 Months	0	0.00	0.00	0.0000	0	0.000000
25 to 36 Months	0	0.00	0.00	0.0000	0	0.000000
37 to 48 Months	0	0.00	0.00	0.0000	0	0.000000
49 Months or Greater	67	772,932,606.73	95.43	4.7670	45	1.272529
Totals	68	809,932,606.73	100.00	4.7685	53	1.287726

Debt Service Coverage Ratio

Debt Service	# of	Ending Sched	% of Agg			Wtd Avg
Coverage Ratio	Loans	Balance	Balance	WAC	WAM	DSCR

1.250 or Less	19	185,747,625.29	22.93	4.7767	48	-0.497750
1.251 to 1.500	12	173,104,044.87	21.37	4.7124	36	1.404762
1.501 to 1.750	13	197,311,983.56	24.36	4.7703	81	1.612267
1.751 to 2.000	15	170,205,754.27	21.01	4.8496	47	1.849029
2.001 to 2.250	1	4,882,133.48	0.60	4.8000	49	2.079500
2.251 to 2.500	0	0.00	0.00	0.0000	0	0.000000
2.501 to 2.750	0	0.00	0.00	0.0000	0	0.000000
2.751 to 3.000	3	14,536,011.14	1.79	4.5673	47	2.756759
3.001 to 3.250	3	35,086,883.39	4.33	4.7939	48	3.156426
3.251 to 3.500	2	29,058,170.73	3.59	4.6275	47	3.387974
Totals	68	809,932,606.73	100.00	4.7685	53	1.287726

(When current DSCR is not available, the most currently provided DSCR will be used.)

Property Type

Property	# of	Ending Sched	% of Agg			Wtd Avg
Type	Loans	Balance	Balance	WAC	WAM	DSCR

Other	3	90,094,921.30	11.12	4.9883	120	1.631975
Multifamily	8	109,226,803.62	13.49	4.8955	46	1.007052
Retail	33	338,742,613.22	41.82	4.6368	42	1.532784
Industrial	2	6,831,652.38	0.84	4.7395	29	1.863460
Mobile Home Park	1	2,162,733.57	0.27	5.0500	48	2.754700
Office	6	18,010,443.91	2.22	4.6319	49	1.257206
Mixed Use	4	78,605,637.29	9.71	4.6246	49	1.270650
Lodging	10	158,195,347.44	19.53	4.9406	47	0.699765
Self Storage	1	8,062,454.00	1.00	4.4050	49	1.837100
Totals	68	809,932,606.73	100.00	4.7685	53	1.287726

Loan Rate

Loan		# of	Ending Sched	% of Agg			Wtd Avg
Rate (%)		Loans	Balance	Balance	WAC	WAM	DSCR

4.00 or Less		7	0.00	0.00	0.0000	0	0.000000
4.01 to 4.25		1	7,106,399.00	0.88	4.2100	49	1.744400
4.26 to 4.50		10	94,464,076.11	11.66	4.4431	47	2.070453
4.51 to 4.75		27	362,376,047.98	44.74	4.6290	44	1.510442
4.76 to 5.00		14	185,213,292.29	22.87	4.8529	81	0.432933
5.01 to 5.25		5	142,597,960.59	17.61	5.1766	44	1.228938
5.26 to 5.50		3	15,808,575.98	1.95	5.3710	49	1.880094
5.51 to 5.75		1	2,366,254.78	0.29	5.5750	49	1.053500
5.76 to 6.00		0	0.00	0.00	0.0000	0	0.000000
6.01 to 6.25		0	0.00	0.00	0.0000	0	0.000000
6.26 to 6.50		0	0.00	0.00	0.0000	0	0.000000
6.51 to 6.75		0	0.00	0.00	0.0000	0	0.000000
6.76 to 7.00		0	0.00	0.00	0.0000	0	0.000000
7.01 or Greater		0	0.00	0.00	0.0000	0	0.000000
	Totals	68	809,932,606.73	100.00	4.7685	53	1.287726

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